SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Deferred tax assets
Net operating loss carryforward in the United States	$ 69,427	$ 261
Valuation allowance	(69,427)	(261)
Net deferred tax asset